FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

NOTE 5. FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

5.1   Financial assets investments

The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2021 and 2020:

As of December 31, 2021

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government(1)	8,978,484	2,515,927		147,042	11,641,453
Securities issued by foreign governments	5,180,775	4,293,949		497,544	9,972,268
Securities issued by government entities	67,395	-		2,740,671	2,808,066
Corporate bonds	120,653	124,917		2,544,550	2,790,120
Securities issued by other financial institutions(2)	689,160	310,658		597,423	1,597,241
Total debt instruments	15,036,467	7,245,451	(3)	6,527,230	28,809,148
Total equity securities(4)	85,244	394,909			480,153
Total financial assets investments					29,289,301
(1)	Lower investment in TES - Treasury instruments.
(2)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 113,114. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.
(3)	The Bank has recognized in the consolidated statement of comprehensive income COP (51,525) related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.
(4)	Decrease due mainly to payments received by residual rights amounting to COP 122,988.

As of December 31, 2020

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government	10,439,978	2,552,041		126,392	13,118,411
Securities issued by foreign governments	4,234,799	4,815,053		384,607	9,434,459
Securities issued by government entities	72,401	-		2,446,892	2,519,293
Corporate bonds	102,301	99,152		1,935,096	2,136,549
Securities issued by other financial institutions(1)	721,735	772,735		261,614	1,756,084
Total debt instruments	15,571,214	8,238,981	(2)	5,154,601	28,964,796
Total equity securities	69,426	518,781			588,207
Total financial assets investments					29,553,003
(1)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 159,075. For further information on TIPS' fair value measurement see Note 30 fair value of assets and liabilities.
(2)	The Bank has recognized in the consolidated statement of comprehensive income COP 47,699 related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.

The following tables set forth the debt instruments portfolio by maturity:

As of December 31, 2021

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	938,984	6,251,182	1,276,374	511,944	8,978,484
Securities issued by foreign governments	4,606,436	64,189	175,555	334,595	5,180,775
Securities issued by other financial institutions	187,194	264,720	115,920	121,326	689,160
Corporate bonds	18,861	37,377	19,591	44,824	120,653
Securities issued by government entities	14,105	39,491	9,667	4,132	67,395
Subtotal	5,765,580	6,656,959	1,597,107	1,016,821	15,036,467
Fair value through other comprehensive income
Securities issued by foreign governments	2,325,032	1,085,997	539,525	343,395	4,293,949
Securities issued by the Colombian Government	2,515,927	-	-	-	2,515,927
Securities issued by other financial institutions	71,491	59,225	57,922	122,020	310,658
Corporate bonds	-	-	-	124,917	124,917
Subtotal	4,912,450	1,145,222	597,447	590,332	7,245,451
Securities at amortized cost
Securities issued by government entities	2,690,415	-	-	50,256	2,740,671
Corporate bonds	22,504	574,384	50,426	1,897,236	2,544,550
Securities issued by other financial institutions	193,334	68,148	55,451	280,490	597,423
Securities issued by foreign governments	33,770	14,540	242,050	207,184	497,544
Securities issued by the Colombian Government	-	145,060	-	1,982	147,042
Subtotal	2,940,023	802,132	347,927	2,437,148	6,527,230
Total debt instruments	13,618,053	8,604,313	2,542,481	4,044,301	28,809,148

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

As of December 31, 2020

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,677,621	4,936,287	2,551,658	1,274,412	10,439,978
Securities issued by foreign governments	3,831,724	13,683	13,197	376,195	4,234,799
Securities issued by other financial institutions	159,674	196,538	175,621	189,902	721,735
Corporate bonds	9,339	40,389	27,412	25,161	102,301
Securities issued by government entities	66,725	110	1,338	4,228	72,401
Subtotal	5,745,083	5,187,007	2,769,226	1,869,898	15,571,214
Fair value through other comprehensive income
Securities issued by foreign governments	2,840,523	1,127,176	257,456	589,898	4,815,053
Securities issued by the Colombian Government	2,552,041	-	-	-	2,552,041
Securities issued by other financial institutions	577,109	53,135	-	142,491	772,735
Corporate bonds	36,595	-	-	62,557	99,152
Subtotal	6,006,268	1,180,311	257,456	794,946	8,238,981
Securities at amortized cost
Securities issued by government entities	2,446,892	-	-	-	2,446,892
Corporate bonds	-	272,347	275,660	1,387,089	1,935,096
Securities issued by foreign governments	8,847	15,540	69,765	290,455	384,607
Securities issued by other financial institutions	42,811	152,629	47,857	18,317	261,614
Securities issued by the Colombian Government	28,366	-	98,026	-	126,392
Subtotal	2,526,916	440,516	491,308	1,695,861	5,154,601
Total debt instruments	14,278,267	6,807,834	3,517,990	4,360,705	28,964,796

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

The Bank has recognized in the consolidated statement of comprehensive income COP 52,147 in 2021, COP (94,857) in 2020 and COP 43,889 in 2019 related to equity securities and trust funds at fair value through OCI. See Consolidated Statement of Comprehensive Income.

Equity securities that are measured at fair value through OCI are considered strategic for the Bank and, thus, there is no intention to sell them in the foreseeable future and that is the main reason for using this presentation alternative.

The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2021	December 31, 2020
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	57,791	70,155
Equity securities listed in foreign countries	6,732	5,415
Equity securities unlisted:
TELERED	150,943	101,988
Asociación Gremial de Instituciones Financieras Credibanco S.A.	87,344	99,553
Compañía De Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	14,054	46,889
Fondo Renta Fija Valor(1)	100	24,855
Cámara de Riesgo Central de Contraparte de Colombia S.A.	6,038	5,482
Transacciones y Transferencias, S. A.	8,282	5,248
500 Luchadores II, L.P.	9,181	4,811
CADENALCO	3,638	3,908
Others(2)	50,806	150,477
Total equity securities at fair value through OCI	394,909	518,781
(1)	Decrease due to reclassification from Fair value through OCI to Fair value through profit or loss.
(2)	Decrease due mainly to payments received by residual rights amounting to COP 122,988

During 2021, 2020 and 2019, no impairment loss was recognized on equity securities. Dividends received from equity investments at fair value through OCI held as of December 31, 2021, 2020 and 2019 amounted to COP 12,665, COP 13,567 and COP 10,498, respectively. See Note 25.5 Dividends and net income on equity investments.

Equity investments do not have a specific maturity date; therefore, they are not included in the maturity detail.

The detail of the securities pledged as collateral as of December 31, 2021 and 2020 is as follows:

As of December 31, 2021

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by other financial institutions	Between 3 and 6 months	Time deposits	5,458
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	4,974
Securities issued by other financial institutions	Greater than 12 months	Time deposits	4,919
Securities issued by other financial institutions	Greater than 12 months	Bonds	4,269
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	4,233
Securities issued by the Colombian Government	Between 6 and 12 months	Tax refund titles	40,011
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	421,707
Securities issued by foreign governments	Greater than 12 months	Bonds	124,107
Subtotal investments pledged as collateral in money market			609,678
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	242,716
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	303,847
Subtotal investments pledged as collateral in derivative operations			546,563
Total securities pledged as collateral			1,156,241

As of December 31, 2020

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by the Colombian Government	Less than 3 months	TES - Treasury instruments	59,803
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	287,816
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	1,742,072
Securities issued by foreign governments	Between 6 and 12 months	Bonds	89,245
Securities issued by foreign governments	Greater than 12 months	Bonds	82,380
Subtotal investments pledged as collateral in money market			2,261,316
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	49,624
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	340,222
Subtotal investments pledged as collateral in derivative operations			389,846
Total securities pledged as collateral			2,651,162

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2021

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2021	13,237,154	156,428	13,393,582
Transfer from stage 1 to stage 2(1)	(47,331)	47,331	-
Sales and maturities	(8,690,663)	-	(8,690,663)
Purchases	8,655,481	-	8,655,481
Valuation and payments	(335,851)	(1,596)	(337,447)
Foreign exchange	726,724	25,004	751,728
Gross carrying amount as at 31 December 2021	13,545,514	227,167	13,772,681
(1)	Stage transfer in bonds issued by Real Estate Investment Trust and Ecopetrol.

As of December 31, 2020

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2020	7,827,746	95,835	7,923,581
Sales and maturities	(4,562,773)	-	(4,562,773)
Purchases	9,830,079	56,645	9,886,724
Valuation and payments	(12,681)	(595)	(13,276)
Foreign exchange	154,783	4,543	159,326
Gross carrying amount as at 31 December 2020	13,237,154	156,428	13,393,582

The following shows provisions detail for the debt instruments portfolio using the expected credit losses model:

As of December 31, 2021

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	6,300,063	227,167	6,527,230
Carrying amount	6,317,752	234,157	6,551,909
Loss allowance	(17,689)	(6,990)	(24,679)
Securities at fair value through other comprehensive income	7,245,451	-	7,245,451
Total debt instruments portfolio measure at fair value through OCI and amortized cost	13,545,514	227,167	13,772,681

As of December 31, 2020

Concept	Stage 1	Stage2	Total
In millions of COP
Securities at amortized cost	4,998,173	156,428	5,154,601
Carrying amount	5,032,673	161,054	5,193,727
Loss allowance	(34,500)	(4,626)	(39,126)
Securities at fair value through other comprehensive income	8,238,981	-	8,238,981
Total debt instruments portfolio measure at fair value through OCI and amortized cost	13,237,154	156,428	13,393,582

The changes in the allowance are mainly due to the application of the expected credit losses model to debt instruments measured at amortized cost.

The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

As of December 31, 2021

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2021	37,745	4,626	42,371
Transfer from stage 1 to stage 2(1)	(1,670)	1,670	-
Sales and maturities	(7,985)	-	(7,985)
New debt instruments purchased	11,831	-	11,831
Remeasurement(2)	(23,744)	(46)	(23,790)
Foreign exchange	4,757	739	5,496
Loss allowance of December 31, 2021	20,934	6,989	27,923
(1)	Stage transfer in bonds issued by Real Estate Investment Trust and Ecopetrol.
(2)	Decrease in stage 1 due to lower impairment loss value in Banistmo S.A. because of better economic conditions

As of December 31, 2020

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2020	13,013	1,588	14,601
Sales and maturities	(6,313)	-	(6,313)
New debt instruments purchased	19,856	3,429	23,285
Remeasurement	10,872	(466)	10,406
Foreign exchange	317	75	392
Loss allowance of December 31, 2020	37,745	4,626	42,371

The increase in loss allowance is due to higher risk in all issuers in Bank’s investment portfolio.

As of December 31, 2019

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2019	14,174	609	14,783
Change in measurement	228	-	228
Sales and maturities	(6,599)	(1)	(6,600)
New debt instruments purchased	5,235	1,234	6,469
Remeasurement	(89)	(259)	(348)
Foreign exchange	64	5	69
Loss allowance of December 31, 2019	13,013	1,588	14,601

5.2   Derivative financial instruments

The Bank derivative activities do not give rise to significant open positions in portfolios of derivatives. The Bank enters into derivative transactions to facilitate customer business, for hedging purposes and arbitrage activities, such as forwards, options or swaps where the underlying are exchange rates, interest rates and securities.

A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Financial futures and forward settlement contracts are agreements to buy or sell a quantity of a financial instrument (including another derivative financial instrument), index, currency or commodity at a predetermined rate or price during a period or at a date in the future. Futures and option contracts are standardized agreements for future delivery, traded on exchanges that typically act as a platform.

For further information related to the objectives, policies and processes for managing the Bank’s risk, please see Note 31. Risk management.

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2021 and 2020:

Derivatives	December 31, 2021	December 31, 2020
In millions of COP
Forwards
Assets
Foreign exchange contracts	729,367	975,125
Equity contracts	6,796	1,688
Subtotal assets	736,163	976,813
Liabilities
Foreign exchange contracts	(605,537)	(880,614)
Equity contracts	(25,068)	(15,333)
Subtotal liabilities	(630,605)	(895,947)
Total forwards	105,558	80,866
Swaps
Assets
Foreign exchange contracts	1,422,355	947,053
Interest rate contracts	247,158	840,042
Subtotal assets	1,669,513	1,787,095
Liabilities
Foreign exchange contracts	(960,838)	(615,625)
Interest rate contracts	(308,457)	(803,153)
Subtotal liabilities	(1,269,295)	(1,418,778)
Total swaps	400,218	368,317
Options
Assets
Foreign exchange contracts	48,329	36,811
Subtotal assets	48,329	36,811
Liabilities
Foreign exchange contracts	(61,209)	(66,601)
Subtotal liabilities	(61,209)	(66,601)
Total options	(12,880)	(29,790)
Derivative assets	2,454,005	2,800,719
Derivative liabilities	(1,961,109)	(2,381,326)

The table below presents the notional amounts of the derivatives contracts as of December 31, 2021 and 2020:

Derivatives	December 31, 2021	December 31, 2020
In millions of COP
Forwards
Assets
Foreign exchange contracts	28,582,048	21,850,683
Equity contracts	995,675	202,075
Subtotal assets	29,577,723	22,052,758
Liabilities
Foreign exchange contracts	(26,394,184)	(21,869,963)
Equity contracts	(391,835)	(2,832,595)
Subtotal liabilities	(26,786,019)	(24,702,558)
Total forwards	2,791,704	(2,649,800)
Swaps
Assets
Foreign exchange contracts	9,084,313	9,785,196
Interest rate contracts	32,953,368	27,496,792
Subtotal assets	42,037,681	37,281,988
Liabilities
Foreign exchange contracts	(6,825,078)	(4,956,902)
Interest rate contracts	(26,172,799)	(15,130,999)
Subtotal liabilities	(32,997,877)	(20,087,901)
Total swaps	9,039,804	17,194,087
Options
Assets
Foreign exchange contracts	2,239,713	1,702,445
Subtotal assets	2,239,713	1,702,445
Liabilities
Foreign exchange contracts	(1,954,132)	(1,598,200)
Subtotal liabilities	(1,954,132)	(1,598,200)
Total options	285,581	104,245
Futures
Assets
Foreign exchange contracts	5,994,775	8,302,204
Equity contracts	20,002	-
Subtotal assets	6,014,777	8,302,204
Liabilities
Foreign exchange contracts	(7,445,574)	(5,975,467)
Others	(8)	(750,000)
Subtotal liabilities	(7,445,582)	(6,725,467)
Total futures	(1,430,805)	1,576,737
Derivative assets	79,869,894	69,339,395
Derivative liabilities	(69,183,610)	(53,114,126)

The following table sets forth the remaining contractual life of the derivatives portfolio:

As of December 31, 2021

	Forwards	Swaps	Options	Total
In millions of COP
Assets	736,163	1,669,513	48,329	2,454,005
Less than 1 year	696,501	536,333	41,762	1,274,596
Between 1 and 3 years	39,662	572,400	6,567	618,629
Greater than 3 years	-	560,780	-	560,780
Liabilities	(630,605)	(1,269,295)	(61,209)	(1,961,109)
Less than 1 year	(579,036)	(333,194)	(56,826)	(969,056)
Between 1 and 3 years	(51,569)	(392,277)	(4,383)	(448,229)
Greater than 3 years	-	(543,824)	-	(543,824)

As of December 31, 2020

	Forwards	Swaps	Options	Total
In millions of COP
Assets	976,813	1,787,095	36,811	2,800,719
Less than 1 year	971,321	268,929	34,865	1,275,115
Between 1 and 3 years	5,492	625,533	1,946	632,971
Greater than 3 years	-	892,633	-	892,633
Liabilities	(895,947)	(1,418,778)	(66,601)	(2,381,326)
Less than 1 year	(876,888)	(181,920)	(62,094)	(1,120,902)
Between 1 and 3 years	(19,059)	(412,431)	(4,507)	(435,997)
Greater than 3 years	-	(824,427)	-	(824,427)

Collateral for derivatives

The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
In millions of COP
Collateral granted	911,050	641,795
Collateral received	(376,447)	(570,097)

Day one gains or (losses)

If an asset has been acquired or a liability has been assumed in a market transaction, it could be assumed that the transaction price is the fair value of the asset or liability. However, the fair value of the financial asset or liability at the time of initial recognition may be different from the transaction price, because the fair value includes variables in its valuation technique that include market information, such as interest rate yield curves, currencies rates, indicators, default factors among others. When the values are not equal, the asset or liability must be measured at fair value and the difference between the transaction price and the fair value must be recognized as follows:

●	If fair value is evidenced by Level 1 inputs or is based on a valuation technique that uses only observable market data, the Group must recognize the difference as a gain or loss on initial recognition directly in the income statement.

●	In all other circumstances, the entire day 1 gain or loss is deferred and is recognized in the income statement over the life of the transaction.

The table below presents the unrecognised gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:

As of December 31, 2021

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2021	29,102	26,984	21,452	77,538
Increase due to new trades	169,430	19,368	90,437	279,235
Reduction due to amortization	(179,115)	(11,560)	(70,751)	(261,426)
Reduction due to sale or transfer	(2,499)	(6,898)	(14,463)	(23,860)
Balance at December 31, 2021	16,918	27,894	26,675	71,487

As of December 31, 2020

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2020	6,666	15,736	26,572	48,974
Increase due to new trades	321,006	21,481	79,181	421,668
Reduction due to amortization	(293,579)	(9,250)	(77,180)	(380,009)
Reduction due to sale or transfer	(4,991)	(983)	(7,121)	(13,095)
Balance at December 31, 2020	29,102	26,984	21,452	77,538

Hedge accounting

The Bank, through Banistmo, has entered into derivatives to manage its interest risk. Those derivatives are designated as hedging instruments to protect the Bank against changes in the fair value of Banistmo´s position in debt instruments issued by the Panamanian Government (fair value hedge). The hedge effectiveness assessment is performed on a monthly basis consistently throughout the hedging relationship. For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value of the related hedged item concerning to the risk hedged, are reflected in the statement of income in the line “Interest and valuation on financial instruments”.

Fair value hedging

As of December 31, 2021 and 2020, Banistmo has designated 8 derivative contracts (Interest rate swaps), as fair value hedging instruments with maturity dates ranging from July 2022.

The following table contains details of the hedged expresures covered by the Group’s hedging strategies:

December 31, 2021
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	333,407	(6,369)	Financial assets investments

December 31, 2021
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	83,746	(1,600)	Financial assets investments

December 31, 2020
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	300,959	(11,182)	Financial assets investments

December 31, 2020
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	87,679	(3,258)	Financial assets investments

The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
In millions of COP
Notional amount	316,701	273,055
Fair value	333,407	300,959

	December 31, 2021	December 31, 2020
In thousands of USD
Notional amount	79,550	79,550
Fair value	83,746	87,679

The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income:

December 31, 2021
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	6,285	(6,133)	Other operating income

December 31, 2020
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(5,459)	(3,746)	Other operating income

December 31, 2019
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(6,592)	663	Other operating income

Net foreign investment

The Bank has designated debt securities in issue for USD 2,200,000 as a hedged instrument for hedging a portion of the net assets of Banistmo S.A.. Consequently, the exchange difference relating to the translation of the debt securities in issue are recognized directly in other comprehensive income by the Parent Company. The adjustment recognized in other comprehensive income amounted to COP (1,207,052), COP (341,792) and COP (60,258), for the years ended at December 31, 2021, 2020 and 2019, respectively.

For further information see note 18 Debt instruments in issue and Consolidated Statement of Comprehensive Income.

Offsetting of derivatives

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2021 and 2020 by derivative and by risk:

As of December 31, 2021

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,422,355	(960,838)
Forwards	729,367	(605,537)
Options	48,329	(61,209)
Interest rate contracts
Swaps	247,158	(308,457)
Equity contracts
Forwards	6,796	(25,068)
Gross derivative assets/liabilities	2,454,005	(1,961,109)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,454,005	(1,961,109)
Master netting agreements	(1,785,702)	1,961,109
Collateral received/paid	(668,303)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2020

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	947,053	(615,625)
Forwards	975,125	(880,614)
Options	36,811	(66,601)
Interest rate contracts
Swaps	840,042	(803,153)
Equity contracts
Forwards	1,688	(15,333)
Gross derivative assets/liabilities	2,800,719	(2,381,326)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,800,719	(2,381,326)
Master netting agreements	(2,258,118)	2,381,326
Collateral received/paid	(542,601)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

For further information about offsetting of other financial assets and liabilities see Note 16 Interbank deposits and repurchase agreements and other similar secured borrowing.

Interest rate benchmark reform

The Bank, through Banistmo, has fair value hedge accounting relationships that are exposed to LIBOR. Given this benchmark rate is subject to uncertainty as a result of the replacement of LIBOR, the Bank has adopted the amendments to IFRS 9 which provide temporary relief from applying specific hedge accounting requirements (as explained in note 2 Significant Accounting Policies).

The amendments to IFRS 9 provided temporary exceptions to apply specific hedge accounting requirements to hedging relationships, that are directly affected by the reform to LIBOR. The bank assumed that the hedge accounting will remain highly probable and that the hedge relationship will remain highly effective.

The Bank maintains swaps as hedging instruments where it changes flows as follows: it pays a fixed interest rate and receives floating interest to hedge the market risk of fixed rate debt instruments.

The table below shows the notional value of hedging instruments by benchmark interest rate impacted by the reform since December 31, 2020.

In thousands of USD
	Notional value of	Maturing after
	hedging instruments	31 December 2020
Fair value hedges
USD LIBOR	79,550	79,550

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

●	Differences in the interest rate market curves applied to discount the hedging instrument and the hedged instrument.

The effects of the reforms identified for the LIBOR rate transition, where it could be affected if the agreed times for the changes do not coincide with those made by the international market and have different impacts on the hedged instrument and the hedging instruments.